VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA MUTUAL FUNDS

VOYA SENIOR INCOME FUND

VOYA SERIES FUND, INC.

Supplement dated October 20, 2014

to the current Class W shares Prospectuses

(each a “Prospectus” and collectively the “Prospectuses)

for the above named Company/Trusts

and their respective Funds that offer Class W shares

(each a “Fund” and collectively the “Funds”)

Effective immediately, the Prospectuses for the Funds are revised to expand the eligibility requirements for Class W shares to allow for qualifying investments made through Voya promotional programs.  The subsection entitled “How to Buy Shares — Class W Shares” of each Fund’s Prospectus is hereby deleted and replaced with the following:

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.)): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund’s sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund’s sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA MUTUAL FUNDS

VOYA SENIOR INCOME FUND

VOYA SERIES FUND, INC.

Supplement dated October 20, 2014

to the current Class W shares Statements of Additional Information

(each an “SAI” and collectively the “SAIs”)

for the above named Company/Trusts

and their respective Funds that offer Class W shares

(each a “Fund” and collectively the “Funds”)

Effective immediately, the SAIs for the Funds are revised to include disclosure with respect to investments made through Voya promotional programs.  The section entitled “Purchase and Redemption of Shares” of each Fund’s SAI is revised to include the following paragraph:

A promotional program available to certain investors beginning on October 20, 2014 is Voya’s Born to Save™ program.  Under the Voya Born-to-Save™ promotion, an affiliate of Voya Investments Distributor, LLC will pay $500 to fund a mutual fund account for each baby born in the United States on October 20, 2014 whose parents or legal guardian seek to participate in the program within 60 days’ after the newborn’s birth and meet the conditions of the program, such as:  agreeing to act as UTMA Custodian; providing documentation to establish the date of birth, social security number of the newborn and parent/legal guardian; and completing a mutual fund application.  The $500, which is taxable to participants in the Voya Born-to-Save™ program, will be invested in the Class W shares of Voya Global Target Payment Fund (“GTP Fund”) at net asset value.  Participants in the Voya Born-to-Save™ program will be permitted to exchange these Class W shares of GTP Fund into Class W shares of other Voya funds and/or redeem all or a portion of their shares from GTP Fund.  Eligible investors who wish to participate in the Voya Born-to-Save ™ program should visit www.signupborntosave.voya.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE